Related party transactions	12 Months Ended
Sep. 30, 2024
Related party transactions
Related party transactions

Note 12 – Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Yefang Zhang	Principal shareholder	Providing working capital loan to the Company and payment of expenses on behalf of the Company

Due to a related party

As of September 30, 2024 and 2023, the Company owed Yefang Zhang $611,327 (of which $311,150 was a loan from Yefang Zhang and $300,177 was payment of expenses on behalf of the Company) and $152,556, respectively. The balance of due to a related party is non-trade in nature, interest-free, unsecured, and due upon demand.